REVENUE - Narrative (Details) - CAD CAD in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales	CAD 125.1	CAD 197.9	CAD 219.9	CAD 673.4	[1]	CAD 566.2
Operating expenses	(51.6)	(68.5)	(67.3)	(1,311.6)	[1]	(742.6)
Diluent and other product purchases	CAD (28.9)	CAD (45.2)	CAD (46.7)	(163.5)	[1]	0.0
Accounts receivable				105.7	[2]	126.6
Increase (decrease) due to application of IFRS 15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Oil and gas sales				182.6
Operating expenses				163.5
Diluent and other product purchases				CAD 19.1
Customer concentration risk | BP Products North America Inc. | Oil and gas sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk, percentage				36.00%
Customer concentration risk | Phillips 66 Canada Ltd | Oil and gas sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk, percentage				12.00%
Fixed-price contracts | Product concentration | Oil and gas sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk, percentage				0.20%
Oil and gas sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivable				CAD 40.2		CAD 76.5

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.